Financial Instruments and Risk Management (Tables)	12 Months Ended
Mar. 31, 2019
Financial Instruments and Risk Management [Abstract]
Schedule of financial instruments

The following table summarizes the Company's financial instruments as at March 31, 2019:

	Amortized cost	Fair value to other comprehensive income
Financial Assets	In '000s	In '000s
Cash and cash equivalents	$6,166	$-
Prepaid expenses and other receivables	$282	$-
Investment	$-	$103

	Amortized cost	FVTPL
Financial Liabilities	In '000s	In '000s
Accounts payable and accrued liabilities	$1,107	$-
Unsecured notes payable	$3,663	$-
Warrant liability	$-	$2,475

The following table summarizes the Company's financial instruments as at March 31, 2018:

	Amortized cost	Fair value to other comprehensive income
Financial Assets	In '000s	In '000s
Cash and cash equivalents	$7,520	$-
Prepaid expenses and other receivables	$44	$-
Investment	$-	$52

	Amortized cost	Fair value to profit and loss account
Financial Liabilities	In '000s	In '000s
Accounts payable and accrued liabilities	$127	$-
Unsecured notes payable	$233	$-
Warrant liability	$-	$24